13F-HR
			12/31/2001

			0000315038
			x4dn*qbs

			NONE


			LILIA FERSTLER
			212-916-4187
			lferstler@tiaa-cref.org

			13F-HR
			FORM 13F COVER PAGE

FORM13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31 2001

Check here if Amendment [   ]; Amendment Number:

This Amendment(Check only one.): []is a restatement.
			         	   []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   	Teachers Insurance and Annuity Association of America
Address:	730 Third Ave
	   	New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Michael T. O Kane
Title:Senior Managing Director
Phone:212-916-4345





Signature, Place, and Date of Signing:

Michael T. O Kane	New York, NY	February 12 2002



Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       3
Form 13F Information Table Entry Total:  56
Form 13F Information Table Value Total:  $1,159,402(thousands)

List of Other Included Managers:
No.	13F File Number		Name
01	28-4800			Teachers Advisors, Inc.
02	28-3194			TIAA-CREF Investment Management LLC
03	28-5057			TIAA-CREF Trust Company

			13F-HR
			12/31/2001

			0000315038
			x4dn*qbs

			NONE


			LILIA FERSTLER
			212-916-4187
			lferstler@tiaa-cref.org

			13F-HR
			FORM 13F COVER PAGE

FORM13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31 2001

Check here if Amendment [   ]; Amendment Number:

This Amendment(Check only one.): []is a restatement.
			         	   []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   	Teachers Insurance and Annuity Association of America
Address:	730 Third Ave
	   	New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Michael T. O Kane
Title:Senior Managing Director
Phone:212-916-4345





Signature, Place, and Date of Signing:

Michael T. O Kane	New York, NY	February 12 2002



Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       3
Form 13F Information Table Entry Total:  56
Form 13F Information Table Value Total:  $1,159,402(thousands)

List of Other Included Managers:
No.	13F File Number		Name
01	28-4800			Teachers Advisors, Inc.
02	28-3194			TIAA-CREF Investment Management LLC
03	28-5057			TIAA-CREF Trust Company

                                                                FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/   SH/ PUT/INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000) PRN AMT   PRN CALLDSCRETN  MANAGERS SOLE       SHARED NONE

ACLARA BIO SCIENCES INC        COM           00461P106      235      46382SH       DEFINED 01              46382      0   0
ALLOS THERAPEUTICS INC         COM           019777101       97      14000SH       DEFINED 01              14000
ALEXANDRIA REAL ESTATE         COM           015271109    12059     293400SH       DEFINED 01             293400
AMB PROPERTIES                 COM           00163T109    32162    1237000SH       DEFINED 01            1237000
AMKOR TECHNOLOGY               COM           031652100     4592     286486SH       DEFINED 01             286486
APARTMENT INVESTMENT           COM           03748R101    51954    1136100SH       DEFINED 01            1136100
ARCHSTONE -SMITH TRUST         COM           039583109    53120    2019785SH       DEFINED 01            2019785
AVALON PROPERTIES, INC         COM           053484101    40204     849800SH       DEFINED 01             849800
AVAYA, INC                     COM           053499109      211      17357SH       DEFINED 01              17357
BANCO BILBAO VIZCAYA INTL      PFD           059456202    12625     500000SH       DEFINED 01             500000
BOSTON PROPERTIES              COM           101121101    81578    2146800SH       DEFINED 01            2146800
BRANDYWINE REALTY TR           COM           105368203     4855     230400SH       DEFINED 01             230400
BROOKFIELD PROPERTIES CORP.    COM           112900105    32262    1875700SH       DEFINED 01            1875700
BLOUNT INTERNATIONAL           COM           095180105     2093     666667SH       DEFINED 01             666667
CNET NETWORKS, INC.            COM           12613R104      146      16307SH       DEFINED 01              16307
CARRAMERICA REALTY CORP        COM           144418100    27165     902500SH       DEFINED 01             902500
CENTERPOINT PPTYS              COM           151895109    24601     494000SH       DEFINED 01             494000
CHARLES RIVER LABORATORIES     COM           159864107      119       3569SH       DEFINED 01               3569
CHATEAU COMMUNITIES            COM           161726104    19429     649800SH       DEFINED 01             649800
COUSINS PROPERTIES             COM           222795106    42520    1745500SH       DEFINED 01            1745500
CONCURRENT COMPUTER CORP       COM           206710204    25630    1725938SH       DEFINED 01            1725938
DUKE REALTY INVTS              COM           264411505    45285    1861300SH       DEFINED 01            1861300
EQUITY OFFICE PPTY             COM           294741103    95769    3183807SH       DEFINED 01            3183807
EQUITY RES PROP TR             COM           29476L107    12730     443400SH       DEFINED 01             443400
FRIEDMANS'S INC                COM           358438109     3615     429323SH       DEFINED 01             429323
FURRS RESTAURANT GROUP INC.    COM           361115603     3977    1721527SH       DEFINED 01            1721527
GENERAL ELECTRIC CO            COM           369604103    10135     252876SH       DEFINED 01             252876
GENERAL GROWTH PPTY            COM           370021107    46754    1205000SH       DEFINED 01            1205000
GLOBAL CROSSING HLDGS LTD      PFD           G3921A134      242      46000SH       DEFINED 01              46000
HEALTH EXTRAS INC              COM           422211102      126      22000SH       DEFINED 01              22000
HILTON HOTELS CORP             COM           432848109     1253     114700SH       DEFINED 01             114700
HOME PROP OF N.Y.              COM           437306103    31600    1000000SH       DEFINED 01            1000000
HOSPITALITY PROP TR            COM           44106M102     7080     240000SH       DEFINED 01             240000
HOST MARRIOTT CORP             COM           44107P104     8755     972800SH       DEFINED 01             972800
ISTAR FINANCIAL INC            COM           4503IU101    18713     750000SH       DEFINED 01             750000
KEYSTONE PROPERTY              COM           493596100    15372    1174300SH       DEFINED 01            1174300
KIMCO REALTY                   COM           49446R109    17916     548050SH       DEFINED 01             548050
KILROY RALTY CORP              COM           49427F108    15762     600000SH       DEFINED 01             600000
LUCENT TECHNOLOGIES            COM           549463107     1312     208295SH       DEFINED 01             208295
MACERICH CO (THE)              COM           554382101     9047     340100SH       DEFINED 01             340100
MANUFACTURED HOME COMM.        COM           564682102    18130     580900SH       DEFINED 01             580900
MISSION WEST PROPERTIES INC    COM           605203108    18674    1468100SH       DEFINED 01            1468100
PAN PACIFIC RETAIL             COM           69806L104     5675     197600SH       DEFINED 01             197600
PARAMETRIC TECHNOLOGY          COM           699173100       29       3694SH       DEFINED 01               3694
PUBLIC STORAGE INC.            COM           74460D109    28377     849600SH       DEFINED 01             849600
PROLOGIST TRUST                COM           743410102    47982    2230700SH       DEFINED 01            2230700
RECKSON ASSOC REALTY CORP      COM           75621K106    51418    2201100SH       DEFINED 01            2201100
ROUSE CO (THE)                 COM           779273101    27263     930782SH       DEFINED 01             930782
SIMON PROPERTY, GRP            COM           828806109    29673    1011700SH       DEFINED 01            1011700
SL GREEN REALTY CORP           COM           78440X101    11516     375000SH       DEFINED 01             375000
STARWOOD HOTELS                COM           85590A203    15585     522100SH       DEFINED 01             522100
SUN COMMUNITIES INC            COM           866674104    18439     495000SH       DEFINED 01             495000
VASTERA INC                    COM           92239N109    16615    1000323SH       DEFINED 01            1000323
VIACOM INC CLASS B             COM           925524308    56507    1279877SH       DEFINED 01            1279877
VISIBLE GENETICS INC           COM           92829S104      418      37500SH       DEFINED 01              37500
WHX CORP                       COM           929248102        1        782SH       DEFINED 01                782